FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT	FAIR VALUE MEASUREMENT
FASB ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and requires certain disclosures about fair value measurements. In general, fair values of financial instruments are based upon quoted market prices, when available. If such quoted market prices are not available, fair value is based upon models that use, as inputs, observable market-based parameters to the greatest extent possible.

Financial Assets and Liabilities Recorded at Fair Value

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities (Notes)	$—	$90,425	$—	$90,425
Investments in loans and securities (Certificates and Other loans and receivables)	—	—	626,368	626,368
Liabilities:
Warrant liability	$2,106	$1,136	$—	$3,242

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$909	$490	$—	$1,400

There were no transfers between levels during the periods ended December 31, 2023 and December 31, 2022.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 1 and 2)

Warrant liability (Level 1 and 2)

The Company used the value of the Public Warrants (Level 1) as an approximation of the value of the Private Warrants as they are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.
The following tables summarize the Warrant liability activity for the year ended December 31, 2023, 2022 and 2021 (in thousands):

Balance as of December 31, 2020	$2,471
Exercise of Series B warrants	(22,012)
Exercise of Series D warrants	(6,009)
Change in fair value	53,019
Balance as of December 31, 2021	$27,469
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(11,088)
Reclassification(2)	(20,575)
Balance as of December 31, 2022	$1,400
Change in fair value	1,842
Balance as of December 31, 2023	$3,242
(1) See Note 3 for additional information.
(2) In connection with the EJFA Merger, the liability-classified warrants were reclassified to equity-classified warrants.
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Level 3)

Investments in Loans and Securities Available for Sale (Level 3)

As of December 31, 2023, the Company held investments in loans and securities classified as available for sale. These assets are measured at fair value using a discounted cash flow model, and presented within investments in loans and securities on the consolidated balance sheets. Changes in the fair value, other than declines in fair value due to credit, are reflected in other comprehensive income (loss) on the consolidated statements of comprehensive income (loss). Declines in fair value due to credit are reflected in other income (expenses), net on the consolidated statements of operations.

The following tables summarize the activity related to the fair value of the investments in loans and securities available for sale for the year ended December 31, 2023 (in thousands):

Year Ended December 31, 2023
Balance as of December 31, 2022	$—
Transfer from held-to-maturity to available for sale at fair value	480,437
Additions	566,173
Cash received	(172,061)
In-kind distributions	(14,785)
Change in fair value	(8,461)
Credit-related impairment loss	(134,510)
Balance as of December 31, 2023	$716,793

Significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities are the discount rate, loss rate, and prepayment rate. Significant increases or decreases in any of the inputs in isolation could result in a significantly lower or higher fair value measurement.

The following tables present quantitative information about the significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities as of December 31, 2023:

	December 31, 2023
Unobservable Input	Minimum	Maximum	Weighted Average
Discount rate	8.0%	15.0%	15.0%
Loss rate	4.9%	31.0%	15.7%
Prepayment rate	4.0%	40.0%	9.9%

Financial Assets and Liabilities Not Recorded at Fair Value
The Company believes that the carrying amount of cash, cash equivalents and restricted cash, fees and other receivables, accounts payables and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

The below tables contain information about assets that are not measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$222,541	$222,541	$—	$—	$222,541
Fees and other receivables	113,707	—	113,707	—	113,707
Total assets	$336,248	$222,541	$113,707	$—	$336,248

	December 31, 2022
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$337,076	$337,076	$—	$—	$337,076
Investments in loans and securities, held-to-maturity	463,976	—	—	480,437	480,437
Fees and other receivables	97,993	—	97,993	—	97,993
Total assets	$899,045	$337,076	$97,993	$480,437	$915,506